Apr. 30, 2020

Ivy Variable Insurance Portfolios

Supplement dated August 24, 2020 to the

Ivy Variable Insurance Portfolios Prospectus

dated April 30, 2020

as supplemented July 31, 2020

The Board of Trustees of the Ivy Variable Insurance Portfolios (Trust) has approved a change to the benchmark of Ivy VIP Global Bond, a series of the Trust (Portfolio). That change, which is effective immediately, is as follows:

Current Benchmark	New Benchmark
Bloomberg Barclays Global Credit 1-10 Year Index Hedged USD	Bloomberg Barclays US Universal Index

Ivy Investment Management Company, the Portfolio’s investment adviser, believes that the New Benchmark index is more consistent with the investment philosophy of the Portfolio and more reflective of the types of securities in which the Portfolio invests than the Current Benchmark index. Performance information for the New Benchmark will appear in the next update to the Portfolio’s prospectus. The Current Benchmark also will be shown in the prospectus for a period of one year for comparison purposes. Please visit www.ivyinvestments.com or call (888) 923-3355 for additional information.

The shareholders of Ivy VIP Growth have approved a change in that Portfolio’s status from “diversified” to “non-diversified.” Therefore, effective immediately, the prospectus is revised as follows:

■	The following replaces the first paragraph of the “Principal Investment Strategies” section for Ivy VIP Growth:

Ivy VIP Growth seeks to achieve its objective by investing primarily in a portfolio of common stocks issued by large-capitalization, growth-oriented companies that Ivy Investment Management Company (IICO), the Portfolio’s investment manager, believes have a competitively advantaged business model, thereby eluding competition, and have the ability to sustain growth over the long term beyond investors’ expectations. Large-capitalization companies typically are companies with market capitalizations of at least $10 billion at the time of acquisition. Growth-oriented companies are those whose earnings IICO believes are likely to grow faster than the economy. The Portfolio is non-diversified, meaning that it may invest a significant portion of its total assets in a limited number of issuers.

■	The following is inserted immediately following the “Principal Investment Risks — Market Risk” section for Ivy VIP Growth:

■
Non-Diversification Risk. The Portfolio is a “non-diversified” mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal law. Compared with “diversified” funds, the Portfolio may invest a greater percentage of its assets in the securities of an issuer. Thus, the Portfolio may hold fewer securities than other funds. A decline in the value of those investments would cause the Portfolio’s overall value to decline to a greater degree than if the Portfolio held more diversified holdings.